Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 571	$ 528
Fair value of plan assets	0	0
Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	530	487
Fair value of plan assets	$ 0	$ 0